STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

September 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the Caritas All-Cap Growth Fund, a series of the Trust

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 49 to the Registration Statement of the Trust.

The amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating disclosure to reflect the adoption of a new administration agreement by the Trust and to make certain minor and conforming changes.  The amendment contains the Fund’s Prospectus, the Fund’s Statement of Additional Information, Part C, the Signature Page, and Exhibits.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:	Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202